FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Interest Rate Risk (Details) $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rates under derivative contracts, portion of underlying instrument		$ 250	$ 0
Fixed rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 10,120,000,000		8,874,000,000
Variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,530,000,000		2,097,000,000
Fixed and variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 11,650,000,000		$ 10,971,000,000